Share capital and share based payments - Disclosure of Terms and Conditions of Other Equity Instruments (Details)																										12 Months Ended
	May 07, 2025 EUR (€) shares € / shares shares	Nov. 13, 2024 EUR (€) shares € / shares shares	Aug. 01, 2024 EUR (€) shares € / shares shares	Jun. 10, 2024 EUR (€) shares € / shares shares	Feb. 15, 2024 EUR (€) shares € / shares shares	Dec. 21, 2023 EUR (€) shares € / shares	Nov. 02, 2023 EUR (€) shares € / shares	Apr. 14, 2023 EUR (€) shares € / shares	Dec. 12, 2022 EUR (€) shares € / shares	Oct. 03, 2022 EUR (€) shares € / shares	Feb. 14, 2022 EUR (€) shares € / shares	Oct. 01, 2021 EUR (€) shares € / shares	Jul. 22, 2021 EUR (€) shares € / shares	Aug. 05, 2020 EUR (€) shares € / shares	Jul. 13, 2020 EUR (€) shares € / shares	Nov. 04, 2019 EUR (€) shares € / shares	Jul. 03, 2019 EUR (€) shares € / shares	Apr. 29, 2019 EUR (€) shares € / shares	Jan. 14, 2019 EUR (€) shares € / shares	Nov. 20, 2018 EUR (€) shares € / shares	Jul. 03, 2018 EUR (€) shares € / shares	Apr. 03, 2018 EUR (€) shares € / shares	Sep. 20, 2017 EUR (€) shares € / shares	Dec. 30, 2016 EUR (€) shares € / shares	Oct. 21, 2016 EUR (€) shares € / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
AGAP Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																									1 year
Non transferability period (in years)																									2 years
Number of free shares granted (in shares) | shares																									2,000	2,000	2,000	2,000
Share entitlement per free share (in shares) | shares																									130
Grant date share fair value (in EUR per share)																									€ 10.87
Expected dividends | €																									€ 0
Expected turnover (yearly basis)																									5.00%
Volatility																									40.00%
Fair value per AGA (in EUR per share)																									€ 911
AGAP Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																									1 year
Non transferability period (in years)																									2 years
Number of free shares granted (in shares) | shares																									2,486	2,486	2,486	2,486
Share entitlement per free share (in shares) | shares																									130
Grant date share fair value (in EUR per share)																									€ 10.87
Expected dividends | €																									€ 0
Expected turnover (yearly basis)																									5.00%
Volatility																									40.00%
Fair value per AGA (in EUR per share)																									€ 911
AGA Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																									3 years
Number of free shares granted (in shares) | shares																									50,000	50,000	50,000	50,000
Share entitlement per free share (in shares) | shares																									1
Grant date share fair value (in EUR per share)																									€ 10.87
Expected dividends | €																									€ 0
Expected turnover (yearly basis)																									0.00%
Volatility																									0.00%
Fair value per AGA (in EUR per share)																									€ 10.55
AGA Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																									1 year
Non transferability period (in years)																									2 years
Number of free shares granted (in shares) | shares																									99,932
Share entitlement per free share (in shares) | shares																									1
Grant date share fair value (in EUR per share)																									€ 10.87
Expected dividends | €																									€ 0
Expected turnover (yearly basis)																									5.00%
Volatility																									0.00%
Fair value per AGA (in EUR per share)																									€ 10.55
AGAP Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																									1 year
Non transferability period (in years)																									2 years
Number of free shares granted (in shares) | shares																									3,000	3,000	3,000	3,000
Share entitlement per free share (in shares) | shares																									111
Grant date share fair value (in EUR per share)																									€ 12.73
Expected dividends | €																									€ 0
Expected turnover (yearly basis)																									9.00%
Volatility																									40.00%
Fair value per AGA (in EUR per share)																									€ 956
AGA Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																								3 years
Number of free shares granted (in shares) | shares																								250,000		250,000	250,000	250,000
Share entitlement per free share (in shares) | shares																								1
Grant date share fair value (in EUR per share)																								€ 12.73
Expected dividends | €																								€ 0
Expected turnover (yearly basis)																								0.00%
Volatility																								0.00%
Fair value per AGA (in EUR per share)																								€ 14.61
AGA Employees 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																								1 year
Non transferability period (in years)																								2 years
Number of free shares granted (in shares) | shares																								149,943
Share entitlement per free share (in shares) | shares																								1
Grant date share fair value (in EUR per share)																								€ 12.73
Expected dividends | €																								€ 0
Expected turnover (yearly basis)																								5.00%
Volatility																								0.00%
Fair value per AGA (in EUR per share)																								€ 10.55
AGA Bonus 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																							1 year
Non transferability period (in years)																							1 year
Number of free shares granted (in shares) | shares																							114,500
Share entitlement per free share (in shares) | shares																							1
Grant date share fair value (in EUR per share)																							€ 5.52
Expected dividends | €																							€ 0
Expected turnover (yearly basis)																							4.00%
Volatility																							55.00%
Fair value per AGA (in EUR per share)																							€ 5.83
AGA Employee 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																						1 year
Non transferability period (in years)																						1 year
Number of free shares granted (in shares) | shares																						28,556				114,500	114,500	114,500
Share entitlement per free share (in shares) | shares																						1
Grant date share fair value (in EUR per share)																						€ 10.90
Expected dividends | €																						€ 0
Expected turnover (yearly basis)																						0.00%
Volatility																						0.00%
Fair value per AGA (in EUR per share)																						€ 10.30
AGAP Employees 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																						1 year
Non transferability period (in years)																						2 years
Number of free shares granted (in shares) | shares																						5,725
Share entitlement per free share (in shares) | shares																						100
Grant date share fair value (in EUR per share)																						€ 5.52
Expected dividends | €																						€ 0
Expected turnover (yearly basis)																						5.00%
Volatility																						55.00%
Fair value per AGA (in EUR per share)																						€ 90
AGAP Management 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																						1 year
Non transferability period (in years)																						2 years
Number of free shares granted (in shares) | shares																						2,400
Share entitlement per free share (in shares) | shares																						100
Grant date share fair value (in EUR per share)																						€ 5.52
Expected dividends | €																						€ 0
Expected turnover (yearly basis)																						11.00%
Volatility																						55.00%
Fair value per AGA (in EUR per share)																						€ 90
AGA Bonus 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																					1 year
Non transferability period (in years)																					1 year
Number of free shares granted (in shares) | shares																					67,028
Share entitlement per free share (in shares) | shares																					1
Grant date share fair value (in EUR per share)																					€ 5.06
Expected dividends | €																					€ 0
Expected turnover (yearly basis)																					0.00%
Volatility																					0.00%
Fair value per AGA (in EUR per share)																					€ 4.69
AGA Perf Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																				3 years
Number of free shares granted (in shares) | shares																				327,500
Share entitlement per free share (in shares) | shares																				1
Grant date share fair value (in EUR per share)																				€ 8.00
Expected dividends | €																				€ 0
Expected turnover (yearly basis)																				4.00%
Volatility																				45.00%
Fair value per AGA (in EUR per share)																				€ 3.81
AGA Perf Management 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																				3 years
Number of free shares granted (in shares) | shares																				260,000
Share entitlement per free share (in shares) | shares																				1
Grant date share fair value (in EUR per share)																				€ 8.00
Expected dividends | €																				€ 0
Expected turnover (yearly basis)																				10.00%
Volatility																				45.00%
Fair value per AGA (in EUR per share)																				€ 3.81
AGA New Members 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																		3 years
Number of free shares granted (in shares) | shares																		25,000								25,000	25,000	25,000
Share entitlement per free share (in shares) | shares																		1
Grant date share fair value (in EUR per share)																		€ 5.74
Expected dividends | €																		€ 0
Expected turnover (yearly basis)																		10.00%
Volatility																		0.00%
Fair value per AGA (in EUR per share)																		€ 5.74
AGA Bonus 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																			1 year
Non transferability period (in years)																			1 year
Number of free shares granted (in shares) | shares																			90,650							67,028	67,028	67,028
Share entitlement per free share (in shares) | shares																			1
Grant date share fair value (in EUR per share)																			€ 7.31
Expected dividends | €																			€ 0
Expected turnover (yearly basis)																			4.03%
Fair value per AGA (in EUR per share)																			€ 7.31
AGA Bonus 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																	1 year
Non transferability period (in years)																	1 year
Number of free shares granted (in shares) | shares																	57,376									57,376	57,376	57,376
Share entitlement per free share (in shares) | shares																	1
Grant date share fair value (in EUR per share)																	€ 5.90
Expected dividends | €																	€ 0
Expected turnover (yearly basis)																	0.00%
Volatility																	0.00%
Fair value per AGA (in EUR per share)																	€ 5.72
AGA Perf Employees 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																3 years
Number of free shares granted (in shares) | shares																546,700
Share entitlement per free share (in shares) | shares																1
Grant date share fair value (in EUR per share)																€ 3.13
Expected dividends | €																€ 0
Expected turnover (yearly basis)																10.00%
Volatility																45.00%
Fair value per AGA (in EUR per share)																€ 3.13
AGA Perf Management 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)																3 years
Number of free shares granted (in shares) | shares																355,000
Share entitlement per free share (in shares) | shares																1
Grant date share fair value (in EUR per share)																€ 3.13
Expected dividends | €																€ 0
Expected turnover (yearly basis)																10.00%
Volatility																45.00%
Fair value per AGA (in EUR per share)																€ 3.13
AGA Bonus 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)															1 year
Non transferability period (in years)															1 year
Number of free shares granted (in shares) | shares															79,861
Share entitlement per free share (in shares) | shares															1
Grant date share fair value (in EUR per share)															€ 6.40
Expected dividends | €															€ 0
Expected turnover (yearly basis)															0.00%
Volatility															0.00%
Fair value per AGA (in EUR per share)															€ 6.40
AGA Perf Employees 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)														3 years 6 months
Number of free shares granted (in shares) | shares														769,202												766,650	766,650	766,650
Share entitlement per free share (in shares) | shares														1
Grant date share fair value (in EUR per share)														€ 2.94
Expected dividends | €														€ 0
Expected turnover (yearly basis)														10.00%
Volatility														45.00%
Fair value per AGA (in EUR per share)														€ 2.94
AGA Perf Management 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)														3 years 6 months
Number of free shares granted (in shares) | shares														710,000												710,000	710,000	710,000
Share entitlement per free share (in shares) | shares														1
Grant date share fair value (in EUR per share)														€ 2.94
Expected dividends | €														€ 0
Expected turnover (yearly basis)														10.00%
Volatility														45.00%
Fair value per AGA (in EUR per share)														€ 2.94
AGA Bonus 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)													1 year
Non transferability period (in years)													1 year
Number of free shares granted (in shares) | shares													125,748													125,748	125,748	125,748
Share entitlement per free share (in shares) | shares													1
Grant date share fair value (in EUR per share)													€ 3.43
Expected dividends | €													€ 0
Expected turnover (yearly basis)													0.00%
Volatility													0.00%
Fair value per AGA (in EUR per share)													€ 3.43
AGA Perf Employees 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)												3 years 6 months
Number of free shares granted (in shares) | shares												1,066,600														1,066,600	1,066,600	1,066,600
Share entitlement per free share (in shares) | shares												1
Grant date share fair value (in EUR per share)												€ 1.76
Expected dividends | €												€ 0
Expected turnover (yearly basis)												13.32%
Volatility												50.00%
Fair value per AGA (in EUR per share)												€ 1.76
AGA Perf Management 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)												3 years 6 months
Number of free shares granted (in shares) | shares												610,000														610,000	610,000	610,000
Share entitlement per free share (in shares) | shares												1
Grant date share fair value (in EUR per share)												€ 1.76
Expected dividends | €												€ 0
Expected turnover (yearly basis)												13.32%
Volatility												50.00%
Fair value per AGA (in EUR per share)												€ 1.76
AGA "Plan Epargne Entreprise" 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares) | shares											138,960															138,960	138,960	138,960
Share entitlement per free share (in shares) | shares											1
Grant date share fair value (in EUR per share)											€ 4.10
Expected dividends | €											€ 0
Expected turnover (yearly basis)											0.00%
Volatility											0.00%
Fair value per AGA (in EUR per share)											€ 4.10
AGA Bonus 2022-1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)										1 year
Number of free shares granted (in shares) | shares										128,061																128,061	128,061	128,061
Share entitlement per free share (in shares) | shares										1
Grant date share fair value (in EUR per share)										€ 3.89
Expected dividends | €										€ 0
Expected turnover (yearly basis)										0.00%
Volatility										0.00%
Fair value per AGA (in EUR per share)										€ 3.89
AGA Perf Employees 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)									3 years 1 month 6 days
Number of free shares granted (in shares) | shares									1,371,500																	1,371,500	1,371,500	1,371,500
Share entitlement per free share (in shares) | shares									1
Grant date share fair value (in EUR per share)									€ 1.39
Expected dividends | €									€ 0
Expected turnover (yearly basis)									10.50%
Volatility									50.00%
Fair value per AGA (in EUR per share)									€ 1.39
AGA Perf Management 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)									3 years 1 month 6 days
Number of free shares granted (in shares) | shares									550,000																	550,000	550,000	550,000
Share entitlement per free share (in shares) | shares									1
Grant date share fair value (in EUR per share)									€ 1.39
Expected dividends | €									€ 0
Expected turnover (yearly basis)									10.50%
Volatility									50.00%
Fair value per AGA (in EUR per share)									€ 1.39
AGA "Plan Epargne Entreprise" 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares) | shares								163,293																		163,293	163,293	163,293
Share entitlement per free share (in shares) | shares								1
Grant date share fair value (in EUR per share)								€ 2.85
Expected dividends | €								€ 0
Expected turnover (yearly basis)								0.00%
Volatility								0.00%
Fair value per AGA (in EUR per share)								€ 2.85
AGA New Members 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)							3 years
Number of free shares granted (in shares) | shares							25,000
Share entitlement per free share (in shares) | shares							1
Grant date share fair value (in EUR per share)							€ 2.23
Expected dividends | €							€ 0
Expected turnover (yearly basis)							0.00%
Volatility							0.00%
Fair value per AGA (in EUR per share)							€ 2.23
AGA Perf Employees 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)						3 years
Number of free shares granted (in shares) | shares						1,403,500																				1,403,500	1,403,500	1,403,500
Share entitlement per free share (in shares) | shares						1
Grant date share fair value (in EUR per share)						€ 1.60
Expected dividends | €						€ 0
Expected turnover (yearly basis)						11.20%
Volatility						50.00%
Fair value per AGA (in EUR per share)						€ 1.60
AGA Perf Management 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)						3 years
Number of free shares granted (in shares) | shares						750,000																				750,000	750,000	750,000
Share entitlement per free share (in shares) | shares						1
Grant date share fair value (in EUR per share)						€ 1.60
Expected dividends | €						€ 0
Expected turnover (yearly basis)						11.20%
Volatility						50.00%
Fair value per AGA (in EUR per share)						€ 1.60
AGA New Members 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)					3 years
Number of free shares granted (in shares)					25,000																					25,000	25,000
Share entitlement per free share (in shares) | shares					1
Grant date share fair value (in EUR per share)					€ 2.31
Expected dividends | €					€ 0
Expected turnover (yearly basis)					0.00%
Volatility					0.00%
Fair value per AGA (in EUR per share)					€ 2.31
AGA "Plan Epargne Entreprise" 2024
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)				68,744																						68,744	68,744
Share entitlement per free share (in shares) | shares				1
Grant date share fair value (in EUR per share)				€ 2.45
Expected dividends | €				€ 0
Expected turnover (yearly basis)				0.00%
Volatility				0.00%
Fair value per AGA (in EUR per share)				€ 2.45
AGA Perf Management 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)			2 years
Number of free shares granted (in shares)			150,000																							150,000	150,000
Share entitlement per free share (in shares) | shares			1
Grant date share fair value (in EUR per share)			€ 2.01
Expected dividends | €			€ 0
Expected turnover (yearly basis)			0.00%
Volatility			0.00%
Fair value per AGA (in EUR per share)			€ 2.01
AGA employees 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)		3 years
Number of free shares granted (in shares)		370,560																								370,560	370,560
Share entitlement per free share (in shares) | shares		1
Grant date share fair value (in EUR per share)		€ 1.62
Expected dividends | €		€ 0
Expected turnover (yearly basis)		0.00%
Volatility		0.00%
Fair value per AGA (in EUR per share)		€ 1.62
AGA Perf Employees 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)		3 years
Number of free shares granted (in shares)		1,162,900																								1,162,900	1,162,900
Share entitlement per free share (in shares) | shares		1
Grant date share fair value (in EUR per share)		€ 1.87
Expected dividends | €		€ 0
Expected turnover (yearly basis)		10.00%
Volatility		50.00%
Fair value per AGA (in EUR per share)		€ 1.87
AGA Perf Management 2024-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)		3 years
Number of free shares granted (in shares)		975,000																								975,000	975,000
Share entitlement per free share (in shares) | shares		1
Grant date share fair value (in EUR per share)		€ 1.87
Expected dividends | €		€ 0
Expected turnover (yearly basis)		10.00%
Volatility		50.00%
Fair value per AGA (in EUR per share)		€ 1.87
AGA Management 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)		3 years
Number of free shares granted (in shares)		200,000																								200,000	200,000
Share entitlement per free share (in shares) | shares		1
Grant date share fair value (in EUR per share)		€ 1.62
Expected dividends | €		€ 0
Expected turnover (yearly basis)		0.00%
Volatility		0.00%
Fair value per AGA (in EUR per share)		€ 1.62
AGA employees 2025-01
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period (years)	3 years
Number of free shares granted (in shares)	220,500																									220,500
Share entitlement per free share (in shares) | shares	1
Grant date share fair value (in EUR per share)	€ 2.02
Expected dividends | €	€ 0
Expected turnover (yearly basis)	0.00%
Volatility	0.00%
Fair value per AGA (in EUR per share)	€ 2.02